Organization (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		Apr. 29, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Organization [Line Items]
Exchange ratio (in Dollars per share)		$ 0.13376
Recapitalization transaction (in Dollars)		$ 188,000
Recapitalization transaction per share (in Dollars per share)		$ 10
Total ordinary shares outstanding		140,551,496
Shares received		272,247
Warrants purchase		2,244,485
Business combination description			the Business Combination, holders of 28,000,000 SAITECH Limited Class A Ordinary Shares, remaining after the redemption of 24,254,751 shares, received 3,745,249 Class A Ordinary Shares, holders of 2,040,816 SAITECH Limited Series Seed Preferred Shares, remaining after the redemption of 1,767,838 shares, received 272,978 Class A Ordinary Shares, holders of 7,288,630 SAITECH Limited Series Angel Preferred Shares, remaining after the redemption of 6,313,711 shares, received 974,919 Class A Ordinary Shares, holders of 14,599,115 SAITECH Limited Series Pre-A Preferred Shares, remaining after the redemption of 12,646,352 shares, received 1,952,763 Class A Ordinary Shares, and holders of 16,622,935 SAITECH Limited Series A Preferred Shares, remaining after the redemption of 14,399,469 shares, received 2,223,466 Class A Ordinary Shares.
Exercise price per share (in Dollars per share)				$ 172.5
Par value of ordinary shares (in Dollars per share)				$ 0.0001
Weighted Average Number of Shares Outstanding, Diluted, Adjustment					93,061,216	18,800,009
Warrant [Member]
Organization [Line Items]
Shares issuable upon exercise of warrants to purchase				2,244,485
Maximum [Member]
Organization [Line Items]
Subscription receivable (in Dollars)							$ 9
Minimum [Member]
Organization [Line Items]
Subscription receivable (in Dollars)
Class A Ordinary Shares [Member]
Organization [Line Items]
Total ordinary shares outstanding		3,492,031
Redemption shares		2,071,735
Shares received		3,492,031
Shares issued	[1]		1,190,317	1,110,907
Par value of ordinary shares (in Dollars per share)	[1]		$ 0.0015	$ 0.0015
Class B Ordinary Shares [Member]
Organization [Line Items]
Total ordinary shares outstanding		272,247
Par value of ordinary shares (in Dollars per share)	[1]		$ 0.0015	$ 0.0015
TradeUP Warrants [Member]
Organization [Line Items]
Total ordinary shares outstanding		2,244,485
Common Stock [Member] | Class A Ordinary Shares [Member]
Organization [Line Items]
Shares issued				12,933,653
Aggregate shares outstanding				12,933,653

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.